FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
NOTE 19	-	FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A.	Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables, marketable securities and derivatives.

Most of the Group’s cash and cash equivalents, deposits in short-term investments (and investments in trading marketable securities), as of December 31, 2017 and 2016, were deposited with major banks with high credit rating. The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Group’s sales are made in Israel, Brazil, Argentina and the United States, to a large number of customers, including insurance companies.  Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts.  Accordingly, management believes that the Group’s trade receivables do not represent a substantial concentration of credit risk.

The Company entered into foreign exchange forward contracts intended to protect against the increase in the purchase price of forecasted inventory purchases dominated in currencies other than the functional currency of the purchasing entity.

B.	Foreign exchange risk management

The Group operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the Group.

During 2017 the Company entered into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency of the purchasing entity, will be affected by changes in exchange rates. As of December 31, 2017, 22 transactions that originated in 2017 remain outstanding.

During 2015, 2016 and 2017, all the financial derivatives were designated and accounted for as hedging instruments.

The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Fair values of derivative instruments:

	Liability derivatives
As of December 31, 2017	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current Liabilities	580

Liability derivatives
As of December 31, 2016	Thousands of US dollars
	Balance sheet location	Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current Liabilities	-

Amounts reclassified to statement of income:

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2016		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	975

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2017		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	12

As of December 31, 2017, the notional amount of forward exchange contract with respect to cash follow hedge of anticipated transactions amounted to US$ 33 million (US$ 1.5 million per month for the next 22 months).

C.      Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash equivalents, marketable securities and derivative financial instruments at fair value.  Such financial instruments are measured at fair value, on a recurring basis.  The measurement of cash equivalents and marketable derivatives are classified within Level 1.  The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates.  Such measurement is classified within Level 2.

The fair value of the financial instruments included in the working capital of the Group (cash and cash equivalents, deposit in escrow, accounts receivable, accounts payable and other current assets and liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

See also Note 1V.

The Company's financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2017 and 2016:

	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3

Trading securities	3,559	-	-
Derivatives designated as hedging instruments	-	(580)	-

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3

Trading securities	398	-	-